Document And Entity Information	May 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2023
Entity Registrant Name	Landos Biopharma, Inc.
Entity Central Index Key	0001785345
Entity Emerging Growth Company	true
Current Fiscal Year End Date	--12-31
Securities Act File Number	001-39971
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5085535
Entity Address, Address Line One	PO Box 11239
Entity Address, City or Town	Blacksburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24062
City Area Code	540
Local Phone Number	218-2232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LABP
Security Exchange Name	NASDAQ